Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (454)	$ 687	$ (668)
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	(148)	231	(35)
Comprehensive (loss) income	(602)	918	(703)
Comprehensive loss (income) attributable to non-controlling interest	(7)	(1)	38
Comprehensive (loss) income attributable to Highway Holdings Limited’s shareholders	$ (609)	$ 917	$ (665)